SHARE CAPITAL - Summary of Granted Restricted Share Units (Detail)	3 Months Ended
Mar. 31, 2021 shares
February 24, 2021 RSUs A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	February 24, 2021 RSUs A
Vesting conditions	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date
Number of RSUs	1,360,000
February 24, 2021 RSUs B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	February 24, 2021 RSUs B
Vesting conditions	RSUs vest on the earliest of the Company’s next annual general meeting of the shareholder’s and 12 months from the grant date
Number of RSUs	136,752
February 24, 2021 RSUs C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	February 24, 2021 RSUs C
Vesting conditions	RSUs vested immediately
Number of RSUs	31,108
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	1,527,860